GMO-Usonian Japan Value Creation Fund Investment Strategy - GMO-Usonian Japan Value Creation Fund	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets primarily in equity securities of Japanese companies and companies tied economically to Japan that GMO believes are attractively valued and conservatively capitalized. In selecting securities for the Fund, GMO uses a bottom-up approach that takes into account both systematic factors, such as profitability, profit stability and leverage, and judgmental factors, such as GMO’s assessment of a company’s management (through management engagement and other forms of research), business strategies and key risks. GMO monitors macroeconomic, social, political, and regulatory developments, including the potential impact of those developments on a company’s future prospects. In addition, GMO may consider ESG (environmental, social, and governance) criteria when evaluating Fund investments. GMO routinely engages with management to seek to increase value. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or benchmark. In addition to having substantial exposure to Japanese securities and the Japanese yen, at times the Fund may have substantial exposure to a single issuer, asset class, sector, industry or region, or companies with similar market capitalizations. As an alternative to investing directly in common stock, the Fund may invest in exchange-traded funds (ETFs). The Fund also may invest in American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in securities of companies tied economically to Japan (see “Name Policies”). The Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.